Revenue (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		24 Months Ended		48 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Mar. 31, 2021	Jul. 31, 2021
Disaggregation of Revenue [Line Items]
Research and development cost	$ 8,584,427	$ 18,683,402	$ 21,947,692	$ 31,465,406	$ 57,183,589	$ 27,908,659
Offset cost					12,000,000
Government [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,400,000	18,200,000	18,200,000	35,100,000	60,900,000	52,800,000
Cost of Revenue								$ 1,500,000
Nonoperating Income (Expense)	$ 118,000	20,000	131,000	29,000	51,000	99,000
Remaining grant			683,000		823,000
Contract cost			$ 204,000,000		$ 204,000,000
Revenue, Remaining Performance Obligation, Percentage	9.00%		9.00%		9.00%
Revenue, Remaining Performance Obligation, Amount						12,000,000
Research and development cost					$ 0
Government [Member] | National Institute of Health [Member]
Disaggregation of Revenue [Line Items]
Cost of Revenue							$ 1,400,000
Nonoperating Income (Expense)	$ 3,000	94,000	$ 30,000	150,000	518,000	228,000
Remaining grant			184,000		203,000
Government [Member] | Geneva Foundation [Member]
Disaggregation of Revenue [Line Items]
Cost of Revenue									$ 2,700,000
Nonoperating Income (Expense)	26,000	47,000	49,000	47,000	94,000	351,000
Remaining grant			1.4		1,500,000
Government [Member] | Advanced Technology International [Member]
Disaggregation of Revenue [Line Items]
Cost of Revenue			25,000,000		25,000,000
Nonoperating Income (Expense)	$ 6,200,000	$ 18,000,000	17,900,000	$ 34,900,000	60,200,000	52,100,000
Remaining grant			$ 71,300,000		89,200,000
Non Government [Member]
Disaggregation of Revenue [Line Items]
Revenue					$ 0	2,400,000
Non Government [Member] | CSL Behring [Member]
Disaggregation of Revenue [Line Items]
Deposit Contracts, Description of Liability Contracts					there were three contracts for a combined $2.4 million that were started and completed in 2020.
Document Description					These contracts were related to research and development for a COVID-19 therapeutic ($2 million) and two other targets ($400,000).
Grant revenue						2,400,000
Non Government [Member] | Research And Development [Member] | CSL Behring [Member]
Disaggregation of Revenue [Line Items]
Grant revenue						2,000,000
Non Government [Member] | Other Targets [Member] | CSL Behring [Member]
Disaggregation of Revenue [Line Items]
Grant revenue						$ 400,000